Risk Management and Financial Instruments (Details) - Schedule of Exposure - USD ($) $ in Thousands		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
USD [Member]
OPERATING
Cash and cash equivalents		$ 1,595,660		$ 1,570,813		$ 737,591
Trade accounts receivable		644,217		579,651		1,173,723
Sales orders		1,035,922	[1]	916,595	[1]	597,296
Trade accounts payable		(257,107)		(174,781)		(154,283)
Purchase orders		(84,177)		(56,710)		(61,679)
Subtotal		2,934,515		2,835,568		2,292,648
FINANCIAL
Margin cash						269
Advances to customers		(3,918)		(111,368)		(36,204)
Loans and financing		(256,204)		(306,798)		(1,362,474)
Subtotal		(260,122)		(418,166)		(1,398,409)
Subtotal		2,674,393		2,417,402		894,239
Related party transactions, net
Total exposure		2,674,393		2,417,402		894,239
DERIVATIVES
Total derivatives		(2,895,767)		(1,955,572)		(548,241)
NET EXPOSURE IN US$		(221,374)		461,830		345,998
Net debt in foreign subsidiaries	[2]			(14,775,198)		(12,816,599)
EUR [Member]
OPERATING
Cash and cash equivalents		47,936		68,154		40,184
Trade accounts receivable		159,539		147,839		136,478
Sales orders		83,228	[1]	73,564	[1]	41,964
Trade accounts payable		(68,210)		(74,963)		(92,271)
Purchase orders		(19,523)		(18,012)		(12,181)
Subtotal		202,970		196,582		114,174
FINANCIAL
Margin cash
Advances to customers		(1,076)		(12,621)		(856)
Loans and financing		(2,461)		(3,218)		(4,986)
Subtotal		(3,537)		(15,839)		(5,842)
Subtotal		199,433		180,743		108,332
Related party transactions, net						289,556
Total exposure		199,433		180,743		397,888
DERIVATIVES
Total derivatives		(74,711)		(64,696)		(31,311)
NET EXPOSURE IN US$		124,722		116,047		366,577
Net debt in foreign subsidiaries	[2]
GBP [Member]
OPERATING
Cash and cash equivalents		7,326		20,102		12,202
Trade accounts receivable		64,311		49,743		51,302
Sales orders		125,720	[1]	217,509	[1]	13,379
Trade accounts payable		(10,779)		(15,846)		(18,799)
Purchase orders
Subtotal		186,578		271,508		58,084
FINANCIAL
Margin cash
Advances to customers		(1,178)		(511)
Loans and financing		(12,927)
Subtotal		(14,105)		(511)
Subtotal		172,473		270,997		58,084
Related party transactions, net
Total exposure		172,473		270,997		58,084
DERIVATIVES
Total derivatives		(109,489)		(155,635)		(24,969)
NET EXPOSURE IN US$		62,984		115,362		33,115
Net debt in foreign subsidiaries	[2]
MXN [Member]
OPERATING
Cash and cash equivalents				271,503		122,588
Trade accounts receivable				134,113		126,037
Sales orders			[1]		[1]
Trade accounts payable				(267,433)		(52,346)
Purchase orders
Subtotal				138,183		196,279
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal				138,183		196,279
Related party transactions, net
Total exposure				138,183		196,279
DERIVATIVES
Total derivatives						(291,377)
NET EXPOSURE IN US$				138,183		(95,098)
Net debt in foreign subsidiaries	[2]
AUD [Member]
OPERATING
Cash and cash equivalents		134		42		7
Trade accounts receivable		472		241		86
Sales orders			[1]		[1]
Trade accounts payable		(93)		(320)		(118)
Purchase orders
Subtotal		513		(37)		(25)
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal		513		(37)		(25)
Related party transactions, net
Total exposure		513		(37)		(25)
DERIVATIVES
Total derivatives		2,100		2,846		943
NET EXPOSURE IN US$		2,613		2,809		918
Net debt in foreign subsidiaries	[2]
Futures Contract [Member] | USD [Member]
DERIVATIVES
Total derivatives		(177,124)		(250,788)		(103,000)
Futures Contract [Member] | EUR [Member]
DERIVATIVES
Total derivatives		(119,600)		(137,070)		(103,490)
Futures Contract [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(33,746)		(44,142)
Futures Contract [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Futures Contract [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Deliverable Forwards (DF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives		(706,508)		(398,024)		(463,371)
Deliverable Forwards (DF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives		50,482		67,303		84,013
Deliverable Forwards (DF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(21,781)		(14,369)		(5,208)
Deliverable Forwards (DF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives						(291,377)
Deliverable Forwards (DF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives		2,100		2,846		943
Non-Deliverable Forwards (NDF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives		(2,012,135)		(1,306,760)		3,029
Non-Deliverable Forwards (NDF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives		(5,593)		5,071		(11,834)
Non-Deliverable Forwards (NDF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		(53,962)		(97,124)		(19,761)
Non-Deliverable Forwards (NDF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Swap [Member] | USD [Member]
DERIVATIVES
Total derivatives						15,101
Swap [Member] | EUR [Member]
DERIVATIVES
Total derivatives
Swap [Member] | GBP [Member]
DERIVATIVES
Total derivatives
Swap [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Swap [Member] | AUD [Member]
DERIVATIVES
Total derivatives

[1]	Sales orders, although not recorded in the Balance Sheet, are part of the Company’s risk analysis and foreign exchange exposure for the purpose of contracting protection derivatives.
[2]	Net debt in foreign subsidiaries